Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Significant Of accounting policies [Abstract]
Disclosure of useful lives or depreciation rates, property, plant and equipment [Table Text Block]
Depreciation methods, useful lives and residual values are reviewed at each reporting date and any changes are considered prospectively. The estimated useful lives are as follows:

Buildings
- Factory and administrative buildings	20 - 50 years
- Ancillary structures	3 - 15 years
Plant and equipment	3 - 15 years
Furniture, fixtures and office equipment	3 - 10 years
Vehicles	4 - 5 years

Disclosure of useful lives or amortisation rates, intangible assets other than goodwill [Table Text Block]	The estimated useful lives are as follows:
Product related intangibles	3 - 15 years
Customer-related intangibles	1 - 11 years
Other intangibles	3 - 15 years